Nonvested Restricted Shares Activity (Detail) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested restricted shares outstanding, Beginning balance	125,000
Granted	125,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	(125,000)
Nonvested restricted shares outstanding, Ending balance	125,000
Nonvested restricted shares, Expected to vest	125,000
Weighted average grant-date fair value, outstanding Beginning balance	$ 1.22
Weighted average grant-date fair value, Granted	$ 4.58
Weighted average grant-date fair value, Vested	$ 1.22
Weighted average grant-date fair value, outstanding Ending balance	$ 4.58
Weighted average grant-date fair value, Expected to vest	$ 4.58
Aggregated intrinsic value, Nonvested restricted shares outstanding	438,000	330,000
Aggregated intrinsic value, Expected to vest	$ 438,000